Related Party Transactions - Additional Information (Detail) - USD ($)				1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 01, 2022	Dec. 14, 2021	Aug. 21, 2021	Jul. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party transaction expenses								$ 11,829,785	$ 35,263,146
Outstanding related party payable					$ 14,394,340	$ 8,642,340		14,394,340		$ 8,642,340
Allocated corporate costs (income)					338,523		$ 3,321,308	1,624,245	7,909,182
Outstanding related party receivable					81,843,504	220,000		81,843,504		220,000
Outstanding related party payable from reimbursement for marketing expenses					190,377			190,377
Transaction Cost Incurred						400,000		24,300,000	2,000,000	8,600,000
Transaction cost incurred which related to merger activity							70,000.00	21,400,000	500,000
Transaction cost capitalized								15,700,000
Transaction cost recognized as expense related to merger activity								5,700,000
Transaction cost incurred which related to carve out preparation								2,400,000		2,400,000
Transaction cost incurred which related to carve out preparation prior fiscal period									1,900,000
Transaction cost incurred which related to carve out preparation current fiscal period								500,000
Transaction cost incurred which related to impact to statement of operations								8,600,000
Transaction cost recognized as expense related to carve out preparation								6,200,000
Transaction cost recognized as expense excluding carve out preparation and merger activity					0		400,000
Due to related parties from reimbursement for payroll expenses and insurance					1,005,372			1,005,372
Parent Company [Member]
Related Party Transaction [Line Items]
General and administrative allocations by parent										1,323,915	$ 1,167,432	$ 1,710,595
Master Service Agreement And Shared Service Agreement
Related Party Transaction [Line Items]
Related party transaction amounts of transaction										1,109,345
Minimum [Member]
Related Party Transaction [Line Items]
Proceeds from Contributions from related party				$ 300,000,000
Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Allocated corporate costs (income)					265,747		515,353	988,198	1,272,764
Master Service Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expenses								11,254,372	26,919,670
Outstanding related party payable					11,339,145			11,339,145
Master Service Agreement [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Service agreement fees and expenses settlement days		45 days
Shared Service Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expenses								236,889	528,597
Outstanding related party payable					235,199			235,199
Shared Service Agreement [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Service agreement fees and expenses settlement days		45 days
Period of service agreement term		15 years
ZANITE ACQUISITION CORP [Member]
Related Party Transaction [Line Items]
Transaction cost recognized as expense related to carve out preparation										6,200,000
ERJ [Member]
Related Party Transaction [Line Items]
Proceeds from contributed capital			$ 15,000,000
ERJ
Related Party Transaction [Line Items]
Outstanding related party payable					10,844,624	0		10,844,624		0
Outstanding related party receivable					205,358	220,000		205,358		220,000
ERJ | 2022 stock Incentive Plan
Related Party Transaction [Line Items]
Outstanding related party receivable					190,518			190,518
ERJ | Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Capital contribution				$ 15,000,000
Allocated corporate costs (income)					338,523		$ 3,321,308	1,624,245	$ 7,909,182
Atech [Member]
Related Party Transaction [Line Items]
Outstanding related party payable					920,098	0		920,098		0
Outstanding related party receivable					0	0		0		0
Atech [Member] | Shared Service Agreement [Member]
Related Party Transaction [Line Items]
Period of service agreement term		15 years
Embraer Aircraft Holding Inc [Member]
Related Party Transaction [Line Items]
Outstanding related party payable					2,276,908	8,642,340		2,276,908		8,642,340
Amounts payable					1,271,535			1,271,535
Outstanding related party receivable					81,638,146	0		81,638,146		0
Due from related party and accrued interest amount					81,638,146			81,638,146
Embraer Aircraft Holding Inc [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument face value	$ 81,000,000
Debt instrument interest rate stated percentage	4.89%
Debt instrument maturity date	Aug. 01, 2023
Other Related Parties [Member]
Related Party Transaction [Line Items]
Outstanding related party payable					352,710	0		352,710		0
Outstanding related party receivable					$ 0	$ 0		$ 0		$ 0